TRADE PAYABLES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade And Notes Payables [Line Items]
Trade payables, term	30 days
Trade payables	$ 20,160	$ 32,893
Related Parties
Trade And Notes Payables [Line Items]
Trade payables	$ 600	$ 1,200